SMALLCAP WORLD FUND INC (Prospectus Summary) | SMALLCAP WORLD FUND INC
SMALLCAP World Fund®
Investment objective
The fund's investment objective is to provide you with long-term growth of capital.

Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American

Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 26 of the prospectus and on page 60 of the fund's statement of additional information.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees SMALLCAP WORLD FUND INC (USD $)	Class A		Class B	Class C	Class F-1	Class F-2	Class 529-A		Class 529-B	Class 529-C	Class 529-E	Class 529-F-1	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none	none	5.75%		none	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	[1]	5.00%	1.00%	none	none	1.00%	[1]	5.00%	1.00%	none	none	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none	none	none	none	none		none	none	none	none	none	none	none	none	none	none
Redemption or exchange fees	none		none	none	none	none	none		none	none	none	none	none	none	none	none	none	none
Maximum annual account fee (529 share classes only)							10		10	10	10	10
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SMALLCAP WORLD FUND INC	Class A	Class B	Class C	Class F-1	Class F-2	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Management fees	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
Distribution and/or service (12b-1) fees	0.24%	1.00%	1.00%	0.25%	none	0.20%	1.00%	1.00%	0.50%	none	0.99%	0.75%	0.50%	0.25%	none	none
Other expenses	0.21%	0.22%	0.22%	0.19%	0.18%	0.30%	0.31%	0.30%	0.29%	0.30%	0.21%	0.47%	0.27%	0.18%	0.13%	0.08%
Total annual fund operating expenses	1.09%	1.86%	1.86%	1.08%	0.82%	1.14%	1.95%	1.94%	1.43%	0.94%	1.84%	1.86%	1.41%	1.07%	0.77%	0.72%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example SMALLCAP WORLD FUND INC (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	680	902	1,141	1,827
Class B	689	985	1,206	1,979
Class C	289	585	1,006	2,180
Class F-1	110	343	595	1,317
Class F-2	84	262	455	1,014
Class 529-A	704	956	1,224	1,984
Class 529-B	718	1,051	1,309	2,164
Class 529-C	317	648	1,103	2,361
Class 529-E	165	491	839	1,813
Class 529-F-1	116	339	578	1,258
Class R-1	187	579	995	2,159
Class R-2	189	585	1,006	2,180
Class R-3	144	446	771	1,691
Class R-4	109	340	590	1,306
Class R-5	79	246	428	954
Class R-6	74	230	401	894

For the share classes listed below, you would pay the following if you did not redeem your shares:
Expense Example, No Redemption SMALLCAP WORLD FUND INC (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	189	585	1,006	1,979
Class C	189	585	1,006	2,180
Class 529-B	218	651	1,109	2,164
Class 529-C	217	648	1,103	2,361

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 39% of the average value of its portfolio.

Principal investment strategies
Normally, the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity-type securities (such as preferred stocks,

convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. However, the fund's holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. The investment adviser currently defines "small market capitalization" companies to be companies with market capitalizations of $4.0 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future. Under normal circumstances, the fund will invest a significant portion of its assets outside the United States.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.

Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks
This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions -- The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors,

including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies -- Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Investing outside the United States -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S.

dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States.

Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards,

and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging market countries.

Management -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with broad measures of market results. This information provides some indication of the risks of investing in the fund.

Lipper Global Small-Cap Funds Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to the fund's objective and/or strategies. The Consumer Price Index provides a comparison of the fund's results to inflation. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund's investment results can be obtained by visiting

americanfunds.com.

The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with broad measures of market results.

Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest 28.08% (quarter ended June 30, 2009)

Lowest -27.37% (quarter ended December 31, 2008)

The fund's total return for the nine months ended September 30, 2011, was -19.07%.

After-tax returns are shown only for Class A shares, after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k)

plan, individual retirement account (IRA) or 529 college savings plan.

Average annual total returns For the periods ended December 31, 2010 (with maximum sales charge):
Average Annual Total Returns SMALLCAP WORLD FUND INC	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Share class A - Before taxes	17.74%	5.66%	5.74%	9.70%	Apr. 30, 1990
Class A After Taxes on Distributions	Share class A - After taxes on distributions	17.52%	4.92%	5.30%		Apr. 30, 1990
Class A After Taxes on Distributions and Sales	Share class A - After taxes on distributions and sale of fund shares	11.86%	4.83%	4.99%		Apr. 30, 1990
Class B	Share class B - Before taxes	18.94%	5.79%	5.71%	1.88%	Mar. 15, 2000
Class C	Share class C - Before taxes	22.94%	6.10%		7.58%	Mar. 15, 2001
Class F-1	Share class F-1 - Before taxes	24.95%	6.95%		8.44%	Mar. 15, 2001
Class F-2	Share class F-2 - Before taxes	25.27%			7.36%	Aug. 01, 2008
Class 529-A	Share class 529-A - Before taxes	17.71%	5.63%		9.48%	Feb. 19, 2002
Class 529-B	Share class 529-B - Before taxes	18.87%	5.70%		9.28%	Feb. 20, 2002
Class 529-C	Share class 529-C - Before taxes	22.87%	6.02%		9.20%	Feb. 20, 2002
Class 529-E	Share class 529-E - Before taxes	24.49%	6.57%		9.08%	Mar. 15, 2002
Class 529-F-1	Share class 529-F-1 - Before taxes	25.12%	7.10%		13.40%	Sep. 17, 2002
Class R-1	Share class R-1 - Before taxes	23.99%	6.11%		9.84%	Jun. 19, 2002
Class R-2	Share class R-2 - Before taxes	23.94%	6.04%		9.16%	May 31, 2002
Class R-3	Share class R-3 - Before taxes	24.52%	6.56%		10.41%	Jun. 20, 2002
Class R-4	Share class R-4 - Before taxes	24.97%	6.94%		12.85%	Jul. 24, 2002
Class R-5	Share class R-5 - Before taxes	25.36%	7.28%		9.93%	May 15, 2002
Class R-6	Share class R-6 - Before taxes	25.39%			41.58%	May 01, 2009
MSCI All Country World Small Cap Index	MSCI All Country World Small Cap Index (reflects no deductions for sales charges, account fees, expenses or taxes)	26.71%	7.13%	9.81%		Apr. 30, 1990
Lipper Global Small-Cap Funds Average	Lipper Global Small-Cap Funds Average (reflects no deductions for sales charges, account fees or taxes)	26.07%	5.39%	6.18%	10.12%	Apr. 30, 1990
Consumer Price Index	Consumer Price Index	1.50%	2.18%	2.34%	2.60%	Apr. 30, 1990